UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           [ ]; Amendment Number: ____

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                May 15, 2006
-----------------------     --------------------------    ----------------------
      [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:   $163,909
                                         (thousands)


List of Other Included Managers:  None

                                                              CHESAPEAKE ASSET MANAGEMENT, LLC

                                                               FORM 13F INFORMATION TABLE
                                                              AS OF DATE: 3/31/06

           (COLUMN 1)          (COLUMN 2)   (COLUMN 3)     (COLUMN 4)   (COLUMN 5)  (COLUMN 6)    (COLUMN 7)     (COLUMN 8)
                                                                                   INVESTMENT DISCRETION       VOTING AUTHORITY
                                                                                             SHARED                (SHARES)
          NAME                TITLE OF         CUSIP        FAIR MKT. SHARES OR  SOLE  SHARED OTHER OTHER        SOLE  SHARED NONE
        OF ISSUER              CLASS           NUMBER        VALUE    PRNCPL AMT  (A)   (B)   (C)    MGR.  (A)    (B)   (C)

ADVO INC                        COM            007585102      2,767       86,458   X                            46,688       39,770
AFLAC INC                       COM            001055102     16,026      355,112   X                           140,148      214,964
AIR PRODS & CHEMS INC           COM            009158106        255        3,800   X                             3,800            0
AMERADA HESS CORP               COM            023551104        271        1,900   X                               500        1,400
AMGEN INC                       COM            031162100        427        5,864   X                               800        5,064
ANHEUSER BUSCH COS INC          COM            035229103      1,402       32,776   X                            15,392       17,384
ARCHER DANIELS MIDLAND CO.      COM            039483102      3,055       90,779   X                            63,969       26,810
ASHLAND INC NEW                 COM            044209104        496        6,982   X                             6,982            0
BJS WHOLESALE CLUB INC          COM            05548J106      1,524       48,373   X                            22,400       25,973
BP PLC                          SPONSORED ADR  055622104      1,040       15,087   X                             1,244       13,843
BT GROUP PLC                    ADR            05577E101      3,131       80,650   X                            34,400       46,250
BAKER HUGHES INC                COM            057224107     12,215      178,575   X                            93,150       85,425
BELLSOUTH CORP                  COM            079860102        251        7,252   X                             1,361        5,891
BIOTECH HOLDERS TR              DEPOSTRY RCPTS 09067D201      1,627        8,400   X                             2,600        5,800
CADBURY SCHWEPPES PLC           ADR            127209302        544       13,597   X                             8,374        5,223
CAMPBELL SOUP CO                COM            134429109        220        6,801   X                             6,801            0
CARNIVAL CORP                   PAIRED CTF     143658300        876       18,500   X                            14,000        4,500
CHUBB CORP                      COM            171232101      2,825       59,200   X                            33,000       26,200
CHURCH & DWIGHT INC             COM            171340102        611       16,551   X                             1,650       14,901
CINCINNATI FINL CORP            COM            172062101        230        5,466   X                                 0        5,466
CITIGROUP INC                   COM            172967101        377        7,972   X                             3,026        4,946
COMCAST CORP NEW                COM            20030N200        235        9,000   X                                 0        9,000
COMCAST CORP NEW                CL A SPL       20030N101        275       10,501   X                               918        9,583
CORNING INC                     CL A           219350105        635       23,600   X                            20,000        3,600
COVENTRY HEALTH CARE INC        COM            222862104        285        5,285   X                             2,686        2,599
DIAGEO PLC                      SPON ADR NEW   25243Q205        228        3,600   X                             3,600            0
DISNEY WALT CO                  COM DISNEY     254687106      1,190       42,678   X                            13,553       29,125
DUPONT EL NEMOURS & CO          COM            263534109        263        6,224   X                                 0        6,224
ECHOSTAR COMMUNICATIONS NEW     CL A           278762109      2,845       95,250   X                            51,000       44,250
ENSCO INTL INC                  COM            26874Q100      2,475       48,100   X                            22,500       25,600
EL PASO CORP                    COM            28336L109      1,232      102,200   X                            47,700       54,500
ERICSSON L M TEL CO A           ADR B SEKIO    294821608      3,385       89,746   X                            23,260       66,486
EXXON MOBIL CORP                COM            30231G102      2,207       36,266   X                                 0       36,266
FEDERAL NATL MTG ASSN           COM            313586109        708       13,775   X                             8,450        5,325
GENERAL ELECTRIC CO             COM            369604103      4,804      138,117   X                            38,100      100,017
GLOBALSANTAFE CORP              SHS            G3930E101      2,880       47,400   X                            21,600       25,800
GOLDMAN SACHS GROUP INC         COM            38141G104        235        1,500   X                             1,500            0
GRANT PRIDECO INC               COM            38821G101      2,825       66,185   X                            28,585       37,600
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206      1,178       59,200   X                            39,000       20,200
HSBC HOLDINGS PLC               SPON ADR NEW   404280406      3,431       40,950   X                            22,100       18,850
HUMAN GENOME SCIENCES INC       COM            444903108        978       90,000   X                            64,500       25,500
INTERNATIONAL BUSINESS MACS     COM            459200101      1,222       14,818   X                            12,200        2,618
INTL PAPER CORP                 COM            460146103        210        6,079   X                             6,000           79
ISHARES INC                     MSCI JAPAN     464286848      7,764      539,200   X                           241,800      297,400
ITT INDS INC IND                COM            450911102        259        4,600   X                             4,600            0
JP MORGAN CHASE & CO            COM            46625H100      2,949       70,830   X                            43,360       27,470
KIMCO REALTY CORP               COM            49446R109      2,614       64,320   X                                 0       64,320
LOCKHEED MARTIN CORP            COM            539830109      3,565       47,456   X                            19,700       27,756
LUCENT TECHNOLOGIES INC         COM            549463107         40       13,078   X                            10,000        3,078
MEDCO HEALTH SOLUTIONS INC      COM            58405U102        321        5,618   X                             2,035        3,583
MEDIMMUNE INC                   COM            584699102      1,646       45,000   X                            18,000       27,000
MERCK & CO INC                  COM            589331107        655       18,582   X                             8,000       10,582
MICROSOFT CORP                  COM            594918104      1,535       56,410   X                            28,900       27,510
MITSUBISHI UFJ FINL GROUP IN    SPONSORED ADR  606822104      2,435      160,100   X                            61,000       99,100
MITTAL STEEL CO NV              NY REG SH CL A 60684P101      4,315      114,300   X                            52,900       61,400
MOTOROLA INC                    COM            620076109      1,108       48,365   X                            18,900       29,465
NABORS INDUSTRIES LTD           SHS            G6359F103      2,212       61,800   X                            23,800       38,000
NEWS CORP                       CL B           65248E203        351       20,000   X                            20,000            0
OPSWARE INC                     COM            68383A101      6,650      776,000   X                           322,200      453,800
ORACLE CORP                     COM            68389X105        643       47,000   X                            20,800       26,200
PEPSICO INC                     COM            713448108      1,508       26,100   X                            16,200        9,900
PFIZER INC                      COM            717081103        831       33,345   X                                 0       33,345
PITNEY BOWES INC                COM            724479100        469       10,933   X                             9,000        1,933
PROCTER & GAMBLE CO             COM            742718109        406        7,040   X                             2,000        5,040
REDWOOD TR INC                  COM            758075402        260        6,000   X                             6,000            0
ROYAL BK CDA MONTREAL QUE       COM            780087102        305        7,232   X                             7,232            0
ROYAL DUTCH SHELL PLC           SPONS ADR A    780259206      3,025       48,589   X                            13,900       34,689
SCHLUMBERGER LTD                COM            806857108      2,700       42,668   X                            18,628       24,040
SONY CORP                       ADR NEW        835699307      1,083       23,500   X                            14,400        9,100
SPDR TR                         UNIT SER 1     78462F103      2,558       19,700   X                             8,400       11,300
STERICYLCE INC                  COM            858912108        204        3,018   X                             3,018            0
TECHNE CORP                     COM            878377100      2,370       39,400   X                             5,500       33,900
TELEFLEX INC                    COM            879369106        466        6,500   X                                 0        6,500
TELEFONICA S A                  SPONSORED ADR  879382208      1,559       33,200   X                            19,567       13,633
3M CO                           COM            88579Y101        311        4,104   X                                 0        4,104
TELIK INC                       COM            87959M109        484       25,000   X                            10,500       14,500
TIME WARNER INC                 COM            887317105      1,956      116,479   X                            58,250       58,229
TOOTSIE ROLL INDS INC           COM            890516107        691       23,621   X                             8,806       14,815
TRANSOCEAN INC                  ORD            G90078109        498        6,204   X                             2,342        3,862
UNILEVER N V                    NYSHS NEW      904784709      3,230       46,668   X                            17,230       29,438
UST INC                         COM            902911106      2,016       48,460   X                            32,200       16,260
UNITED STATES STL CORP NEW      COM            912909108      6,107      100,650   X                            51,600       49,050
UNITED TECHNOLOGIES CORP        COM            913017109      1,183       20,400   X                            20,200          200
VASOGEN INC                     COM            92232F103      1,592      754,600   X                           321,700      432,900
VERIZON COMMUNICATIONS          COM            92343V104        277        8,143   X                             1,959        6,184
WACHOVIA CORP 2ND NEW           COM            929903102      3,341       59,612   X                            22,624       36,988
WAL MART STORES INC             COM            931142103      1,207       25,550   X                            12,550       13,000
WYETH                           COM            983024100        314        6,470   X                                 0        6,470



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